Financial assets and liabilities (Details 9) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Non-current financial assets	$ 289,669,032	$ 197,316,687
Current financial assets	397,185,513	361,733,468
Financial assets	686,854,545	559,050,155
Non-current financial liabilities	365,238,465	379,513,743
Current financial liabilities	220,267,583	203,180,209
Financial liabilities	585,506,048	582,693,952
U S Dollar [Member] | Trade And Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Non current currency amount	79,248	132,339
Non-current effective exchange rate	1,459
Non-current financial assets	115,655,946	179,748,091
Currency amount	114,495	112,540
Effective exchange rate	1,459
Current financial assets	167,095,915	152,856,437
U S Dollar [Member] | Other Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Non current currency amount	120,341	12,979
Non-current effective exchange rate	1,446
Non-current financial assets	174,013,086	17,568,596
Currency amount	127,765	130,751
Effective exchange rate	1,446
Current financial assets	184,748,190	176,989,358
U S Dollar [Member] | Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Currency amount	2,792	3,582
Effective exchange rate	1,446
Current financial assets	4,037,232	4,848,727
U S Dollar [Member] | Trade And Other Receivable 1 [Member]
IfrsStatementLineItems [Line Items]
Currency amount	16,492	19,974
Effective exchange rate	1,446
Current financial assets	23,847,432	27,037,540
U S Dollar [Member] | Trade And Other Receivable 2 [Member]
IfrsStatementLineItems [Line Items]
Currency amount	8,008
Effective exchange rate	1,480
Current financial assets	11,851,840
U S Dollar [Member] | Trade And Other Receivable 3 [Member]
IfrsStatementLineItems [Line Items]
Currency amount	3,851
Effective exchange rate	1,455
Current financial assets	5,603,205
U S Dollar [Member] | Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Currency amount non current	249,899	277,409
Effective exchange rate non-current	1,455
Non-current financial liabilities	363,603,045	376,605,800
Currency amount current	82,758	87,370
Effective exchange rate current	1,455
Current financial liabilities	120,412,890	118,612,045
U S Dollar [Member] | Trade And Other Payables [Member]
IfrsStatementLineItems [Line Items]
Currency amount non current		2,142
Effective exchange rate non-current
Non-current financial liabilities		2,907,943
Currency amount current	65,026	59,468
Effective exchange rate current	1,455
Current financial liabilities	94,612,830	80,732,758
U S Dollar [Member] | Provision [Member]
IfrsStatementLineItems [Line Items]
Currency amount non current	1,124
Effective exchange rate non-current	1,455
Non-current financial liabilities	1,635,420
Euro [Member] | Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Currency amount	1	1
Effective exchange rate	1,699
Current financial assets	1,699	1,406
Euro [Member] | Trade And Other Payables [Member]
IfrsStatementLineItems [Line Items]
Currency amount current	2,951	2,553
Effective exchange rate current	1,713
Current financial liabilities	5,055,408	3,608,013
Sek [Member] | Trade And Other Payables [Member]
IfrsStatementLineItems [Line Items]
Currency amount current	1,170	1,832
Effective exchange rate current	159
Current financial liabilities	$ 186,455	$ 227,393